Revenue - Narrative (Details) SFr in Thousands, $ in Millions		3 Months Ended		6 Months Ended
	Jan. 17, 2022 CHF (SFr)	Jun. 30, 2023 CHF (SFr)	Jun. 30, 2022 CHF (SFr)	Jun. 30, 2023 CHF (SFr)	Jun. 30, 2022 CHF (SFr)	Jun. 30, 2023 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		SFr 415	SFr 11,749	SFr 3,465	SFr 184,526
Recognized as revenue				(2,787)
License Agreement with Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	SFr 150,000
License Agreement with Novartis | Commercial supply of products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	SFr 13,100
Reservation agreement with Swiss Federal Office of Public Health
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues					7,000
Licence and collaboration agreement with Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		292	387	678	626
Trade receivables		18,600		18,600		$ 20
Recognized as revenue		(123)	(2,513)	(2,787)	(4,170)
Licence and collaboration agreement with Amgen, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		SFr 0	SFr 8,849	SFr 0	SFr 9,653